Consolidated Condensed Balance Sheets (Q2) (Parenthetical) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2022	Oct. 25, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 34	$ 36		$ 34
Property, plant and equipment, accumulated depreciation	$ 481	$ 472		$ 460
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	15,000,000	15,000,000		100
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000		100
Common stock, shares issued (in shares)	247,100,000	246,400,000		100
Common stock, shares outstanding (in shares)	247,100,000	246,400,000	246,300,000	100	0